Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
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Trade and Other Receivables

10. Trade and Other Receivables

	December 31	December 31
	2018	2017
	$	$

Trade receivables, net of ECL of $1.5 (2017 – $2.1)	774.5	746.6
Holdbacks, current	18.7	43.8
Lease inducements receivable	44.0	-
Other	40.9	25.7

Trade and other receivables	878.1	816.1

The aging analysis of gross trade receivables is as follows:

	Total $	1–30 $	31–60 $	61–90 $	91–120 $	121+ $

December 31, 2018	776.0	355.6	228.7	63.8	43.2	84.7

December 31, 2017	748.7	403.1	182.4	53.9	29.1	80.2

Information about the Company’s exposure to credit risks and impairment losses for trade and other receivables is included in note 24, and changes due to IFRS 9 are included in note 6.